Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	635,040
Proposed Maximum Offering Price per Unit	3.8
Maximum Aggregate Offering Price	$ 2,413,152
Fee Rate	0.01531%
Amount of Registration Fee	$ 369
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), the securities being registered hereunder also include such indeterminate number of additional shares of common stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	2.21
Maximum Aggregate Offering Price	$ 8,840,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,353
Offering Note	(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act, based on the weighted average exercise price of $3.80 per share.